Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2025
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Supplemental Cash Flow Information

Note 29: Supplemental Cash Flow Information

Details of “Other” within the net cash provided by operating activities section in the consolidated statement of cash flow are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Non-cash employee benefit charges	172	147
Net losses (gains) on foreign exchange and derivative financial instruments	54	(49)
Fair value adjustments (see note 5)	18	(17)
Other	28	70
	272	151

Details of “Changes in working capital and other items” within the net cash provided by operating activities section in the consolidated statement of cash flow are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Trade and other receivables	(18)	26
Prepaid expenses and other current assets	(65)	2
Payables, accruals and provisions	(78)	(144)
Deferred revenue	152	64
Income taxes(1)	88	283
Other	(36)	(55)
	43	176

(1)
The 2024 period includes current tax liabilities that were recorded on the sale of LSEG shares (see note 9), for which the tax payments are included in investing activities.

Details of income taxes paid are as follows:

	Year ended December 31,
(millions of U.S. dollars)	2025	2024
Operating activities - continuing operations	(275)	(234)
Investing activities	(62)	(317)
Total income taxes paid	(337)	(551)